Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses		¥ 6,578	$ 954	¥ 17,357		¥ (4,329)
Aggregate intrinsic value and Weighted average remaining contractual years
Outstanding as of December		2 years 11 months 1 day	2 years 11 months 1 day
Cost Of Operations
Share-based compensation expenses
Share-based compensation expenses		¥ 94	$ 14	218		(186)
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		872	126	(543)		295
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		1,793	260	2,250		(1,999)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		¥ 3,819	$ 554	¥ 15,432		¥ (2,439)
2012 Share Plan of RONG 360
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)		10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares)		7,460,250	7,460,250	7,505,477		8,280,229
Forfeited during the year (in shares)		(420)	(420)	(45,227)		(111,244)
Exercise during the year (in shares)		(99,500)	(99,500)			(663,508)
Outstanding at the end of the period (in shares)		7,360,330	7,360,330	7,460,250		7,505,477		8,280,229
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.24		$ 0.28		$ 0.25
Forfeited during the year (in dollars per share) | $ / shares			0.56		0.29		0.50
Exercise during the year | $ / shares			0.05				0.33
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.24		$ 0.24		$ 0.28	$ 0.25
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 54		$ 26		$ 176	$ 2,829
Outstanding as of December		3 years 6 months 18 days	3 years 6 months 18 days	4 years 6 months 7 days		5 years 6 months 10 days		6 years 6 months 14 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		7 years	7 years
2017 Share Incentive Plan
Share-based compensation expenses
Share-based compensation expenses | ¥		¥ 5,628		¥ 14,959		¥ 4,312
Number of shares
Outstanding at the beginning of the period (in shares)		25,438,655	25,438,655	18,933,057		17,389,885
Granted during the year (in shares)		8,320,522	8,320,522	8,210,850		3,863,034
Forfeited during the year (in shares)		(714,450)	(714,450)	(1,655,252)		(2,044,547)
Exercise during the year (in shares)		(603,464)	(603,464)	(50,000)		(275,315)
Outstanding at the end of the period (in shares)		32,441,263	32,441,263	25,438,655		18,933,057		17,389,885
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01
Granted during the year (in dollars per share) | $ / shares			0.01		0.01		0.01
Forfeited during the year (in dollars per share) | $ / shares			0.01		0.01		0.01
Exercise during the year | $ / shares			0.01		0.01		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01	$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $			$ 2,255		$ 1,056		$ 2,688	$ 10,190
Outstanding as of December		7 years 7 months 24 days	7 years 7 months 24 days	8 years 18 days		8 years 3 months		8 years 11 months 1 day
Non-employees | 2017 Share Incentive Plan
Share-based compensation expenses
Options granted expiration period (in years)	10 years
Non-employees | 2017 Share Incentive Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		1 year	1 year
Non-employees | 2017 Share Incentive Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition		4 years	4 years
RONG360 Inc. | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1
Non-platform business | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options			1